Stock-Based Compensation - Stock Options Granted (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life (years)	6 years
Risk-free interest rate	2.10%
Volatility	36.40%
Dividend yield	1.20%
Weighted average fair value per share at grant date (in dollars per share)	$ 12.32